Unaudited Condensed Balance Sheet (Parenthetical)	Sep. 30, 2020 $ / shares shares
Subject to possible redemption	26,412,674
Subject to possible redemption, per share | $ / shares	$ 10.00
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,337,326
Common stock, shares outstanding	1,337,326
Class B Ordinary shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	6,937,500
Common stock, shares outstanding	6,937,500